Consolidated Statements of Operations - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2017	Jan. 10, 2017	Mar. 31, 2019	Mar. 31, 2018
Successor [Member]
Revenue	$ 1,858,940		$ 7,622,593	$ 7,157,209
Revenue - related parties
Cost of revenue	(1,379,554)		(5,851,077)	(4,970,947)
Cost of revenue - related parties
Gross Profit	479,386		1,771,516	2,186,262
Operating expenses:
General and administrative expenses	(85,077)		(1,393,364)	(933,142)
Selling expenses	(24,507)		(178,858)	(132,602)
Total operating expenses	(109,584)		(1,572,222)	(1,065,744)
Income from operations	369,802		199,294	1,120,518
Other expense and income
Other (expense) income	16			(1,294)
Income before income tax expense	369,818		199,294	1,119,224
Provision for income tax expense	(65,599)		(135,012)	(312,598)
Net income	$ 304,219		$ 64,282	$ 806,626
Weighted average number of common shares outstanding - basic and diluted	334,177,215		623,600,000	566,567,213
Earnings per common share- basic and diluted	$ 0.0009		$ 0.0001	$ 0.0014
Predecessor [Member]
Revenue
Revenue - related parties		2,776,845
Cost of revenue
Cost of revenue - related parties		(2,595,076)
Gross Profit		181,769
Operating expenses:
General and administrative expenses		(33,558)
Selling expenses		(85,746)
Total operating expenses		(119,304)
Income from operations		62,465
Other expense and income
Other (expense) income
Income before income tax expense		62,465
Provision for income tax expense		(10,307)
Net income		$ 52,158
Weighted average number of common shares outstanding - basic and diluted		51,050
Earnings per common share- basic and diluted		$ 1.0217